Property, plants and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property plants and equipment net

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$’000	HK$’000	US$’000
Machinery & equipment	3,041	3,150	402
Electronic equipment	59	69	9
Office equipment	2,493	2,571	327
Computer software	111	114	15
Motor vehicles	2,083	2,475	316
Total cost	7,787	8,379	1,069
Less: Accumulated depreciation	(6,977)	(7,310)	(933)
Net book value	810	1,069	136